Insurance Contracts_Life Insurance Premium Reserves And Unearned Premium Reserves Residual Maturitys(Details) - Life insurance - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserves	₩ 6,991,247	₩ 7,214,765
Less than 3 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserves	984,945	984,201
3-5 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserves	280,733	530,322
5~10 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserves	665,241	777,690
10-15 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserves	525,699	575,712
15-20 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserves	345,664	341,112
More 20 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserves	₩ 4,188,965	₩ 4,005,728